Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued Capital	Warrants	Share-based payments	Other reserves	Foreign currency translation reserve	Revaluation reserve	Other components of equity, total	Accumulated losses	Total	Non-controlling interests	Total
Beginning balance at Dec. 31, 2016	$ 12,876	$ 2,054	$ 4,254	$ (635)	$ 2,923		$ 6,542	$ (137,770)	$ (116,298)	$ (943)	$ (117,241)
Total comprehensive income for the year
Profit for the year								55,365	55,365	(457)	54,908
Other comprehensive income					(3,510)		(3,510)		(3,510)	(41)	2,014
Net surplus on revaluation of building						5,565	5,565		5,565		5,565
Total comprehensive income for the year					(3,510)	5,565	2,055	55,365	57,420	(498)	56,922
Issuance of warrants/ordinary shares	1,605								1,605		1,605
Share-based payment transactions			994				994		994		994
Ending balance at Dec. 31, 2017	14,481	2,054	5,248	(635)	(587)	5,565	9,591	(82,405)	(56,279)	(1,441)	(57,720)
Total comprehensive income for the year
Profit for the year								(35,239)	(35,239)	(216)	(35,455)
Other comprehensive income				1,325	1,432		2,757		2,757	15	2,772
Net surplus on revaluation of building
Total comprehensive income for the year				1,325	1,432		2,757	(35,239)	(32,482)	(201)	(32,683)
Issuance of shares for business combination	8,765								8,765		8,765
Preference shares converted into ordinary shares	57,914								57,914		57,914
Conversion of convertible loans into ordinary shares	917								917		917
Conversion of promissory note	453								453		453
Derecognition of warrants		(245)							(245)		(245)
Issuance of warrants/ordinary shares		94							94		94
Recognition of warrants from business combination		599							599		599
Acquisition of non controlling interest of a subsidiary without a change in control				(1,925)			(1,925)		(1,925)	1,856	(69)
Share-based payment transactions			430				430		430		430
Ending balance at Dec. 31, 2018	$ 82,530	$ 2,502	$ 5,678	$ (1,235)	$ 845	$ 5,565	$ 10,853	$ (117,644)	$ (21,759)	$ 214	$ (21,545)